Basis of Presentation and Significant Accounting Policies (Details Narrative) - Chemomab Therapeutics Ltd [Member] $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Impairment of long lived assets		$ 0	$ 0	$ 0
Percentage of monthly deposits rate		8.33%
Severance costs		$ 42	$ 50	$ 86
Incremental borrowing rate			9.00%	9.00%
Number of reportable segment	1	1
Minimum [Member]
Percentage of short term deposits		4.15%	4.24%
Maximum [Member]
Percentage of short term deposits		4.26%	5.75%